Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 2	$ 361,528	$ (837)	$ (221,898)	$ 138,795
Balance, shares at Dec. 31, 2022	357,258
Issuance of common stock upon exercise of stock options and release of restricted stock units		561			$ 561
Issuance of common stock upon exercise of stock options and release of restricted stock units, shares	4,172				4,000
Stock-based compensation		24,931			$ 24,931
Stock-based compensation, shares	10,464
Issuance of common stock in connection with At-the-Market offering, net of issuance costs		22,805			22,805
Issuance of common stock in connection with At-the-Market offering, net of issuance costs, shares	32,712
Issuance of common stock and warrants in connection with capital raise, net of issuance costs		6,216			6,216
Issuance of common stock and warrants in connection with capital raise, net of issuance costs, shares	68,570
Issuance of common stock in connection with debt extinguishment		9,430			9,430
Issuance of common stock in connection with debt extinguishment, shares	19,047
Net loss				(135,139)	(135,139)
Other comprehensive income (loss)			741		741
Balance at Dec. 31, 2023	$ 2	425,471	(96)	(357,037)	68,340
Balance, shares at Dec. 31, 2023	492,223
Issuance of common stock upon exercise of stock options and release of restricted stock units		315			$ 315
Issuance of common stock upon exercise of stock options and release of restricted stock units, shares	8,609				3,000
Net loss				(28,486)	$ (28,486)
Other comprehensive income (loss)			94		94
Reclassifications and adjustments due to rounding impact from reverse stock split for fractional shares
Reclassifications and adjustments due to rounding impact from reverse stock split for fractional shares, shares	7,942
Stock-based compensation		9,334			9,334
Issuance of common stock in connection with BEPO Offering, net		2,522			2,522
Issuance of common stock in connection with BEPO Offering, net, shares	65,307
Balance at Jun. 30, 2024	$ 2	437,642	(2)	(385,523)	52,119
Balance, shares at Jun. 30, 2024	574,081
Balance at Dec. 31, 2023	$ 2	425,471	(96)	(357,037)	68,340
Balance, shares at Dec. 31, 2023	492,223
Net loss					(51,611)
Balance at Sep. 30, 2024					34,420
Balance at Dec. 31, 2023	$ 2	425,471	(96)	(357,037)	68,340
Balance, shares at Dec. 31, 2023	492,223
Issuance of common stock upon exercise of stock options and release of restricted stock units		315			$ 315
Issuance of common stock upon exercise of stock options and release of restricted stock units, shares	3,390				3,000
Stock-based compensation		15,363			$ 15,363
Stock-based compensation, shares	32,156
Issuance of common stock in connection with At-the-Market offering, net of issuance costs
Issuance of common stock and warrants in connection with capital raise, net of issuance costs		4,239			4,239
Issuance of common stock and warrants in connection with capital raise, net of issuance costs, shares	114,830
Issuance of common stock in connection with debt extinguishment	$ 2	24,606			24,608
Issuance of common stock in connection with debt extinguishment, shares	12,343,423
Net loss				(73,297)	(73,297)
Other comprehensive income (loss)			96		96
Reclassifications and adjustments due to rounding impact from reverse stock split for fractional shares, shares	7,940
Balance at Dec. 31, 2024	$ 4	469,994		(430,334)	39,664
Balance, shares at Dec. 31, 2024	12,993,962
Balance at Mar. 31, 2024	$ 2	430,843	(44)	(385,351)	45,450
Balance, shares at Mar. 31, 2024	506,423
Issuance of common stock upon exercise of stock options and release of restricted stock units		30			30
Issuance of common stock upon exercise of stock options and release of restricted stock units, shares	2,351
Net loss				(172)	(172)
Other comprehensive income (loss)			42		42
Stock-based compensation		4,247			4,247
Issuance of common stock in connection with BEPO Offering, net		2,522			2,522
Issuance of common stock in connection with BEPO Offering, net, shares	65,307
Balance at Jun. 30, 2024	$ 2	437,642	(2)	(385,523)	52,119
Balance, shares at Jun. 30, 2024	574,081
Net loss					(23,125)
Balance at Sep. 30, 2024					34,420
Balance at Dec. 31, 2024	$ 4	469,994		(430,334)	$ 39,664
Balance, shares at Dec. 31, 2024	12,993,962
Issuance of common stock upon exercise of stock options and release of restricted stock units, shares
Net loss				(39,167)	$ (39,167)
Stock-based compensation		6,483			6,483
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares	83,295
Issuance of common stock in connection with warrant cancellation		14,555			14,555
Issuance of common stock in connection with warrant cancellation, shares	990,159
Balance at Jun. 30, 2025	$ 4	491,032		(469,501)	21,535
Balance, shares at Jun. 30, 2025	14,067,416
Balance at Mar. 31, 2025	$ 4	488,623		(455,745)	32,882
Balance, shares at Mar. 31, 2025	14,015,517
Net loss				(13,756)	(13,756)
Stock-based compensation		2,409			2,409
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares	51,898
Balance at Jun. 30, 2025	$ 4	$ 491,032		$ (469,501)	$ 21,535
Balance, shares at Jun. 30, 2025	14,067,416